Financial risk management - Changes in liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Changes in liabilities arising from financing activities [abstract]
Beginning of period	$ 551,547	$ 606,362
Changes from financing cash flows	14,207	(106,862)
Effect of changes in foreign exchange rates	37	16,682
Changes in fair value	6,462	(14,329)
Interest expense	42,304
Other changes	10,078	49,694
End of period	624,635	551,547	$ 606,362
Other amounts paid due to financing activities	(3,755)	(6,471)
Cash flows from (used in) financing activities	10,452	(113,333)	(224,005)	[1]
Interest paid	16,705
Proceeds from debt issuance	60,000
Share issuance costs	43,755
Proceeds from equity issuance	40,000
Bank borrowings.
Changes in liabilities arising from financing activities [abstract]
Beginning of period	107,607	158,998
Changes from financing cash flows	(15,604)	(67,343)
Effect of changes in foreign exchange rates	1,927	10,295
Other changes	5,037	5,657
End of period	98,967	107,607	158,998
Obligations under leases
Changes in liabilities arising from financing activities [abstract]
Beginning of period	22,536	25,873
Changes from financing cash flows	(11,232)	(10,315)
Effect of changes in foreign exchange rates	(1,188)	1,608
Other changes	8,242	5,370
End of period	18,358	22,536	25,873
Debt instruments
Changes in liabilities arising from financing activities [abstract]
Beginning of period	357,508	354,952
Changes from financing cash flows	43,295	(32,812)
Changes in fair value	6,462
Interest expense	36,233
Other changes	(3,201)	35,368
End of period	440,297	357,508	354,952
Financial loans from government agencies
Changes in liabilities arising from financing activities [abstract]
Beginning of period	63,896	56,939
Changes from financing cash flows	(2,252)
Effect of changes in foreign exchange rates	(702)	4,865
Interest expense	6,071
Other changes		2,092
End of period	$ 67,013	63,896	56,939
Derivative financial instruments
Changes in liabilities arising from financing activities [abstract]
Beginning of period		9,600
Changes from financing cash flows		3,608
Effect of changes in foreign exchange rates		(86)
Changes in fair value		(14,329)
Other changes		$ 1,207
End of period			$ 9,600

[1]	While in periods prior to 2020 Ferroglobe presented interest paid as cash flows from operating activities, in 2020 management deemded interest paid as among activities that alter the borrowing structure of the Company and therefore are most appropriately presented as among financing activities. This change allows for a fairer presentation of cash flow to users of the financial statements.